Lease - Operating lease balances (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lease
Operating lease right-of-use assets	¥ 2,207	$ 320
Operating lease liabilities	¥ 2,035